TAXATION - Reconciliation of income tax expense (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
TAXATION
Profit before income tax consolidation	Rp 30,509	$ 1,829	Rp 37,620	Rp 39,159
Less consolidated income subject to final tax - net	(8,511)		(7,598)	(11,010)
Net	21,998		30,022	28,149
Income tax expense calculated at the Company's applicable statutory tax rate	4,180		5,704	5,349
Difference in applicable statutory tax rate for subsidiaries	636		798	626
Non-deductible expenses	1,367		1,239	2,183
Final income tax expense	139		107	67
Deferred tax adjustment	295		(4)	(203)
Unrecognized deferred tax	39		8	177
Others	(115)		289	266
Net income tax expense	Rp 6,541	$ 391	Rp 8,141	Rp 8,465
The Company
TAXATION
Applicable tax rate	19.00%	19.00%	19.00%	19.00%
Subsidiaries
TAXATION
Applicable tax rate	22.00%	22.00%	22.00%	22.00%